Investments - Additional Information (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Dec. 14, 2020	Jul. 26, 2016	Mar. 31, 2021	Jan. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Dec. 23, 2019	Dec. 20, 2017	Jan. 01, 2017
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost					$ 3.4	$ 18.8
Investment in the period					3.2	0.5
Investment in Multiline reinsurer					3.9
Equity method investment, aggregate cost						0.9	$ 67.9
Equity method investment, realized gain (loss) on disposal						10.4
Other investments, at fair value					151.3	109.4
Investment funded					0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)					$ 2.5	(0.4)
Accounting Standards Update 2016-13
Gain (Loss) on Securities [Line Items]
Available-for-sale investment, allowance for credit loss, increase (decrease)						0.6
Real estate fund
Gain (Loss) on Securities [Line Items]
Percentage of investment					2.00%
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value					$ 151.3	$ 109.4
MML and CML
Gain (Loss) on Securities [Line Items]
Percentage of investment					3.60%
Managed portfolio
Gain (Loss) on Securities [Line Items]
Percentage of investment					5.60%	5.10%
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading					$ 211.5	$ 163.6
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading					65.4	112.1
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading					307.1	299.3
Real estate fund (Dec 2017) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value					129.9
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value					21.4
Bene
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 3.3
Investment in Multiline reinsurer					0.0
Equity method investment, ownership percentage		20.00%
Equity method investment, aggregate cost						0.0	4.3
Equity method investment, cash payment					0.0	0.0	1.1	$ 1.2
Equity method investment, realized gain (loss) on disposal						1.8
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period			$ 0.8	$ 0.8	0.4	0.0	0.2	$ 0.1
Gross realized and unrealized gains (loss)					0.1	(0.4)	(0.1)
Investment in Multiline reinsurer					0.5
Equity method investment, aggregate cost						0.0	0.4
Equity method investment, realized gain (loss) on disposal						0.0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period					0.3	0.0
Gross realized and unrealized gains (loss)					0.0	(0.3)	(0.2)
Investment in Multiline reinsurer					0.2
Equity method investment, ownership percentage												49.00%
Equity method investment, aggregate cost						0.4	0.7					$ 2.3
Equity method investment, realized gain (loss) on disposal						0.0
Crop Re
Gain (Loss) on Securities [Line Items]
Investment in the period					0.0	0.0
Investment in Multiline reinsurer					0.0
Equity method investment, ownership percentage	23.20%
Equity method investment, aggregate cost						0.0	62.5
Equity method investment, realized gain (loss) on disposal	$ 71.1					8.6
Settlement for crop years	14.5
Settlement re commutation agreement	$ 2.2
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period					2.5	0.5
Investment in Multiline reinsurer					3.2
Equity method investment, aggregate cost						0.5	$ 0.0
Equity method investment, realized gain (loss) on disposal						0.0
Other investments, at fair value										$ 5.0
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets									$ 20.0		$ 100.0
Other investments, at fair value					$ 151.3	$ 109.4